Organization and principal activities - Sales Commitment Arrangements (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Percentage of base transaction price	100.00%	100.00%
Payable to equity method investees for direct transactions with property developers	¥ 0
Deposits with real estate developers	0
Revenue	144,834	$ 21,623	¥ 692,460	¥ 692,460
Base commission from transactions
Variable Interest Entity [Line Items]
Revenue	117,080			623,556
Sales Commitment Arrangements
Variable Interest Entity [Line Items]
Deposits with real estate developers	40,085			¥ 42,585
Sales Commitment Arrangements | Base commission from transactions
Variable Interest Entity [Line Items]
Revenue			949
Sales Commitment Arrangements | Sales Incentive
Variable Interest Entity [Line Items]
Revenue	4,677
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive
Variable Interest Entity [Line Items]
Revenues shared with fund providers (including the Group's equity method investees)	¥ 282		¥ 1,592
Maximum
Variable Interest Entity [Line Items]
Withdrawal penalty	10.00%